Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,319,056.64
Total Fee Amount	2,944.17
Total Offset Amount	0
Net Fee	$ 2,944.17
Offset Table N/A	N/A